Document and Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document and entity information [abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Security Reporting Obligation	15(d)
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Registrant Name	ALPS ALPINE CO., LTD.
Entity Central Index Key	0000900278
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	211,016,969